INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

Amounts in US$ ‘000	Transgenic technology	RUCONEST® for HAE (EU)	Development costs	Re-acquired rights and Licenses	Novartis License	Software	Total
At cost	2,973	592	6,948	62,641	20,972	548	94,674
Accumulated:
Amortization charges	(2,934)	(543)	—	(9,590)	—	(43)	(13,110)
Impairment charges	(39)	—	(2,122)	—	—	—	(2,161)
Carrying value at January 1, 2020	—	49	4,826	53,051	20,972	505	79,403

Amortization charges	—	(50)	—	(3,905)	—	(53)	(4,008)
Impairment charges	—	—	—	—	—	—	—
Capitalized development costs	—	—	159	—	—	—	159
Assets acquired	—	—	—	8,570	1,583	333	10,486
Currency translation - cost	283	56	672	6,595	2,112	77	9,795
Currency translation - amortization	(279)	(55)	—	(1,204)	—	(8)	(1,546)
Currency translation - impairment	(4)	—	(202)	—	—	—	(206)
Currency translation	—	1	470	5,391	2,112	69	8,043
Movement 2020	—	(49)	629	10,056	3,695	349	14,680

At cost	3,256	648	7,779	77,806	24,667	958	115,114
Accumulated:
Amortization charges	(3,213)	(648)	—	(14,699)	—	(104)	(18,664)
Impairment charges	(43)	—	(2,324)	—	—	—	(2,367)
Carrying value at December 31, 2020	—	—	5,455	63,107	24,667	854	94,083

Amortization charges	—	—	—	(4,054)	—	(178)	(4,232)
Impairment charges	—	—	(4,991)	—	—	—	(4,991)
Capitalized development costs	—	—	—	—	—	—	—
Assets acquired	—	—	—	—	2,530	3,447	5,977
Transfer from PPE -cost	—	—	—	—	—	175	175
Transfer from PPE - accumulated amortization	—	—	—	—	—	(78)	(78)
Divestments-cost	(3,145)	—	—	—	—	(99)	(3,244)
Divestment-accumulated amortizataion	3,105	—	—	—	—	99	3,204
Divestment -impairment charges	40	—	—	—	—	—	40
Currency translation - cost	(111)	(50)	(599)	(5,995)	(2,012)	(226)	(8,993)
Currency translation - amortization	108	50	—	1,312	—	19	1,489
Currency translation - impairment	3	—	401	—	—	—	404
Movement 2021	—	—	(5,189)	(8,737)	518	3,159	(10,249)

At cost	—	598	7,180	71,811	25,185	4,255	109,029
Accumulated:
Amortization charges	—	(598)	—	(17,441)	—	(242)	(18,281)
Impairment charges	—	—	(6,914)	—	—	—	(6,914)
Carrying value at December 31, 2021	—	—	266	54,370	25,185	4,013	83,834
Transgenic technology
The transgenic technology relates to the patents and licenses historically acquired in light of Pharming’s production platform on the expression of human proteins in the milk of transgenic mammals. This technology enables the development of complex therapeutic proteins in a cost effective manner. These patents and licenses are fully amortized as at the end of 2021 and 2020. During 2021, these assets were disposed.
RUCONEST® for HAE (EU)
In 2021, the Company has capitalized development costs in relation to RUCONEST® for HAE in the EU. Following market launch of the product in 2010 the amortization of the asset started, and no further development costs have been capitalized in respect to this item since then. These development costs are fully amortized at the end of 2021 and 2020.
Development costs
In 2014, the Company acquired assets from Transgenic Rabbit Models SASU, for a total amount of US$0.5 million, which was recognized as intangible assets related to development costs of two new product leads: alpha-glucosidase for Pompe disease and alpha-galactosidase for Fabry’s disease. Given a re-prioritization of the effort invested in the Company's pipeline asset, the board of directors decided to fully impair the asset relating to alpha-galactosidase for Fabry’s disease, resulting in an impairment charge of US$0.3 million.
In 2018, the Company started to modify the current product RUCONEST® for more convenient forms of administration by the patient. This was expected to have resulted in better variants of the existing product. A total amount of US$4.5 million for the new variant prioritized version has been recognized as an internally generated intangible asset as at December 31, 2019. In 2020 the Company incurred US$0.2 million development costs, while in 2021 no costs were incurred given a re-prioritization of the effort invested in the Company’s pipeline assets. The cost of the asset has been fully impaired in 2021 as the development program of the variant has been hibernated, resulting in an impairment charge of US$4.7 million.
Re-acquired rights and Licenses
The re-acquired rights relate to the acquisition of all North American commercialization rights from Bausch Health (formerly Valeant Pharmaceuticals) in 2016 and the acquisition of all European commercialization and distribution rights from Swedish Orphan International AB (“Sobi”) in 2020.
Novartis license
In August 2019, Pharming entered into a development collaboration and license agreement with Novartis to develop and commercialize Leniolisib, a small molecule phosphoinositide 3-kinase delta (P13Kδ) inhibitor being developed by Novartis to treat patients with Activated Phosphoinositide 3-kinase Delta Syndrome (“APDS”). In 2021, the Company paid US$2.5 million to Novartis for additional development.
Software
Assets acquired related to software mainly relate to the implementation of our new ERP system SAP S/4HANA. The board of directors have assessed the recognition criteria in accordance with IAS 38 and IFRIC interpretations and concluded that the new ERP system does meet these criteria to recognize SAP S/4HANA as an intangible assets.
Intangible assets not yet in use
Intangible assets that are not yet in use are tested annually, or more frequently if there are indications that a particular asset might be impaired. The fair value is determined using discounted cash flow projections for revenue to be expected from such assets based on financial plans approved by management. The period of calculation covers the period from the start of the year until expiration of the relevant patent.